Capital Management (Narrative) (Details) - CAD ($)	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Disclosure Of Capital Management [Abstract]
Shareholders' equity	$ (153,389)	$ 886,985	$ 868,289